Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory
Finished goods	$ 249,605	$ 254,240	$ 215,150
Work-in-process and service repairs	34,245	34,120	56,871
Raw materials	17,558	33,623	18,676
Total inventory	$ 301,408	$ 321,983	$ 290,697